Interest-Bearing Loans and Borrowings - Summary of Changes in the Company's Liabilities Arising from Financing Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proceeds from borrowings	$ 4,400	$ 5,465	$ 202
Repayments of borrowings	(6,861)	(9,295)	(3,098)
Amortized cost	93,184	90,497
Long-term debt, net of current portion [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	70,720	74,163	78,880
Proceeds from borrowings	3,665	5,337	59
Repayments of borrowings	(3,442)	(6,036)	(3,004)
Capitalization / (payment) of lease liabilities	382	416	686
Amortized cost	68	63	61
Unrealized foreign exchange effects	3,271	(1,583)	909
Current portion of long-term debt	(2,535)	(1,302)	(3,113)
(Gain)/Loss on bond redemption and other movements	(1)	(338)	(316)
Ending balance	72,128	70,720	74,163
Short-term debt and current portion of long-term debt [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,449	3,987	1,029
Proceeds from borrowings	735	128	143
Repayments of borrowings	(3,419)	(3,259)	(94)
Capitalization / (payment) of lease liabilities	(499)	(698)	(458)
Amortized cost	0	1	0
Unrealized foreign exchange effects	63	(165)	83
Current portion of long-term debt	2,535	1,302	3,113
(Gain)/Loss on bond redemption and other movements	20	152	171
Ending balance	$ 885	$ 1,449	$ 3,987